Dec. 20, 2021
Robinson Alternative Yield Pre-Merger SPAC ETF
Robinson Alternative Yield Pre-Merger SPAC ETF

Robinson Alternative Yield Pre-Merger SPAC ETF
Trading Symbol: SPAX
listed on NYSE Arca, Inc.
Supplement dated December 17, 2021
to the Prospectus, Statement of Additional Information (“SAI”), and Summary Prospectus,
each dated June 21, 2021, as supplemented

Effective December 20, 2021, Toroso Investments, LLC (the “Adviser”), the investment adviser to the Robinson Alternative Yield Pre-Merger SPAC ETF (the “Fund”), has contractually agreed to reduce its unitary management fee from 0.85% to 0.50% of the Fund’s average daily net assets until at least December 19, 2022. In addition, the Fund is supplementing disclosure relating to the Fund’s principal investment strategies and principal risks.
The Fees and Expenses table and Expense Example on page 1 of each of the Prospectus and the Summary Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.85%
Less: Fee Waiver	(0.35)%
Total Annual Fund Operating Expenses After Fee Waiver [2]	0.50%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The management fee waiver discussed above is reflected only through December 19, 2022.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$51	$160

The following disclosure is added at the end of the fourth paragraph in the subsection titled “Principal Investment Strategies” of the Prospectus and Summary Prospectus:
If the Fund holds common stock of a SPAC that fails to complete a business combination in the pre-determined time frame, the Fund will be entitled to receive a pro rata share of the value of the trust account. Under normal market conditions, the Fund generally intends to hold between 75-100 SPAC positions at any given point in time.
Please retain this Supplement with your Prospectus, SAI, and Summary Prospectus for future reference